Cash Generated by Operations (Tables)	12 Months Ended
Jun. 30, 2021
Cash Generated By Operations [Abstract]
Disclosure of Cash Generated by Operations

	SA Rand
Figures in million	2021	2020	2019
Reconciliation of profit/(loss) before taxation to cash generated by operations
Profit/(loss) before taxation	6 382	(595)	(2 746)
Adjustments for:
Amortisation and depreciation	3 877	3 508	4 054
Impairment of assets	1 124	—	3 898
Share-based payments	160	180	230
Net decrease in provision for post-retirement benefits	(13)	(12)	(12)
Net increase/(decrease) in provision for environmental rehabilitation	135	—	(53)
Loss on scrapping of property, plant and equipment	161	62	21
Profit from associates	(83)	(94)	(59)
Investment income	(244)	(375)	(308)
ARM BBEE day one expense	(87)	—	—
Finance costs	661	661	575
Inventory revaluation adjustments	69	(70)	(166)
Foreign exchange translation difference	(810)	989	95
Non cash portion of gains/losses on derivatives	(1 204)	1 382	(429)
Day one loss amortisation	(47)	40	32
Streaming contract revenue	(397)	—	—
Silicosis settlement provision	(90)	(119)	(62)
Gain on bargain purchase	(303)	—	—
Contingent consideration remeasurement	(127)	—	—
Other non-cash adjustments	(14)	22	(16)
Effect of changes in operating working capital items
(Increase)/decrease in Receivables	(339)	(349)	32
(Increase)/decrease in Inventories	(37)	(150)	(88)
Increase/(decrease) in Payables	967	(49)	54
Cash generated by operations	9 741	5 031	5 052